Related Party Transactions	9 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Related Party Transactions
Related Party Transactions

4. Related Party Transactions

Founder Shares

The Sponsor received 10,750,000 Class B ordinary shares, par value $0.0001 per share (the “Founder Shares”), in exchange for a capital contribution of $25,000.

Up to 5,000,000 Class B ordinary shares were subject to forfeiture by the Sponsor and anchor investors ratably to the extent the aggregate amount committed to be purchased pursuant to the Forward Purchase Agreements would be less than $200,000,000.

On June 12, 2018, the Sponsor forfeited 475,000 Founder Shares for no consideration in connection with the Forward Purchase Agreements totaling $181,000,000 rather than $200,000,000. In June 2018, the Company effected two share capitalizations resulting in an aggregate of 11,712,500 Class B ordinary shares outstanding, of which the Sponsor and the anchor investors held an aggregate of 9,450,000 and 2,262,500 shares, respectively, as of June 27, 2018. All share amounts were retroactively restated to reflect the share capitalizations.

Subsequent to the closing of the Initial Public Offering, the Sponsor transferred 10,000 Founder Shares to Edward Leong Che-hung and 5,000 Founder Shares to each of two trusts for the benefit of family members of David Johnson in connection with Messrs. Leong and Johnson’s service as members of the Company’s board of directors.

The Founder Shares are identical to the public shares except that the Founder Shares are subject to certain transfer restrictions, as described in more detail below.

If the underwriters did not exercise their over-allotment option in full, the Sponsor would have forfeited up to 937,500 Founder Shares for no consideration. On July 3, 2018, the underwriters exercised the over-allotment option in full; thus, these shares were no longer subject to forfeiture.

The Sponsor, Antony Leung and Carl Wu have agreed not to transfer, assign or sell any of its or his Founder Shares and any Class A ordinary shares issued upon conversion thereof until the earlier of   (a) one year after the completion of the initial Business Combination with respect to 50% of its or his Founder Shares and any Class A ordinary shares issued upon conversion thereof, (b) two years after the completion of the initial Business Combination with respect to the remaining 50% of its or his Founder Shares and any Class A ordinary shares issued upon conversion thereof, and (c) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction after the initial Business Combination that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property. The Anchor Investors and the members of the Company’s management team (other than Antony Leung and Carl Wu) have agreed to not transfer, assign or sell any of their founder shares and any Class A ordinary shares issued upon conversion thereof until the earlier of   (A) one year after the completion of our initial Business Combination or (B) subsequent to the initial Business Combination, if   (x) the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

Private Placement Warrants

Upon the closing of the Initial Public Offering on July 3, 2018, the Sponsor purchased an aggregate of 7,750,000 private placement warrants, each exercisable to purchase one Class A ordinary share at $11.50 per share (the “Private Placement Warrants”), at a price of $1.00 per warrant ($7,750,000 in the aggregate). Each Private Placement Warrant entitles the holder to purchase one Class A ordinary share at $11.50 per share. The purchase price of the Private Placement Warrants was added to the proceeds from the Initial Public Offering held in the Trust Account pending completion of the Company’s initial Business Combination. The Private Placement Warrants (including the Class A ordinary shares issuable upon exercise of the Private Placement Warrants) will not be transferable, assignable or salable until 30 days after the completion of the initial Business Combination and they will be non-redeemable so long as they are held by the Sponsor or its permitted transferees. If the Private Placement Warrants are held by someone other than the Sponsor or its permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the warrants included in the Units being sold in the Initial Public Offering. Otherwise, the Private Placement Warrants have terms and provisions that are identical to those of the Warrants being sold as part of the Units in the Initial Public Offering and have no net cash settlement provisions.

If the Company does not complete a Business Combination, then the proceeds will be part of the liquidating distribution to the public shareholders and the Private Placement Warrants will expire worthless.

Forward Purchase Agreement

Effective June 4, 2018, the Company entered into Forward Purchase Agreements with the anchor investors, pursuant to which the anchor investors agreed to purchase an aggregate of 18,100,000 Class A ordinary shares plus 4,525,000 redeemable warrants for an aggregate purchase price of $181 million in a private placement to close concurrently with the closing of the initial Business Combination. The forward purchase warrants will have the same terms as the Public Warrants sold in the Initial Public Offering. The Sponsor transferred 2,262,500 Founder Shares to the anchor investors on June 19, 2018 as an inducement to enter into the Forward Purchase Agreements for no cash consideration. The Company entered into an additional Forward Purchase Agreement as of June 29, 2018, with an accredited investor providing for the purchase of 900,000 Class A ordinary shares, plus 225,000 forward purchase warrants, for an aggregate purchase price of $9.0 million, or $10.00 per Class A ordinary share, in a private placement to close concurrently with the closing of the initial Business Combination. As an inducement to such accredited investor to enter into the Forward Purchase Agreement, the Company will issue an aggregate of 112,500 Class B ordinary shares to the accredited investor for nominal cash consideration upon the completion of the initial Business Combination. The obligations under the Forward Purchase Agreements do not depend on whether any public shareholders redeem their shares and provide the Company with a minimum funding level for the initial Business Combination.

Registration Rights

Pursuant to a registration rights agreement to be entered into concurrently with the closing of the Initial Public Offering, the holders of the Private Placement Warrants, the warrants that may be issued upon conversion of the working capital loans, and the Founder Shares will be entitled to registration rights with respect to such warrants and the Class A ordinary shares underlying such warrants and Founder Shares. These holders will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the lock-up period applicable to the securities to be covered by such registration statement.

Related Party Loans and Advance Related to Initial Public Offering

The Sponsor agreed to loan the Company an aggregate of $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). The Note was non-interest bearing and payable on the earlier of December 31, 2018 or the completion of the Initial Public Offering. The Company borrowed an aggregate of $100,000 under the Note and repaid this amount on July 3, 2018.

In connection with the Initial Public Offering and the purchase of the Private Placement Warrants, the Sponsor and its affiliates transferred $10,550,000 to the Company, of which $2,800,000 was in excess of the private placement, and paid $146,404 of offering costs related to the Initial Public Offering. The amount in excess of the private placement and the offering costs were repaid by the Company to such parties on July 3, 2018.

The Company has agreed to pay, pursuant to the letter agreement entered into by and among the Company, the Sponsor and the Company’s directors and officers entered into in connection with the Initial Public Offering, $50,000 cash per year to those independent members of the Company’s board of directors who have elected to not receive Founder Shares for services rendered as board members prior to the completion of the initial Business Combination. Pursuant to such agreement, the Company paid $25,000 to Frederick Ma Si-hang, an independent member of the Company’s board of directors, on January 28, 2019 for services rendered as a board member. All other independent members of the Company’s board of directors elected to receive founder shares pursuant to such agreement and, as a result, will not receive any cash payments thereunder.

Administrative Services Agreement

The Company has agreed to pay $10,000 per month to an affiliate of the Sponsor for office space, secretarial and administrative services provided to members of the Company’s management team. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying such monthly fees. For the three months ended September 30, 2019, the Company paid $30,000 to the affiliate , representing $30,000 owing from a prior period. Under this agreement, for the nine months ended September 30, 2019, the Company incurred costs of $90,000. For the three months ended September 30, 2018, the Company incurred costs of $30,000. During the period from March 28, 2018 (date of inception) through September 30, 2018, the Company incurred costs of $31,000.

Working Capital Loans

In order to finance transaction costs in connection with an intended initial Business Combination, our Sponsor may, but is not obligated to, loan the Company funds as may be required. If the Company completes its initial Business Combination, the Company would repay such loaned amounts out of the proceeds of the Trust Account released to the Company. Otherwise, such loans would be repaid only out of funds held outside the Trust Account. In the event that the Company’s initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts but no proceeds from the Trust Account would be used to repay such loaned amounts. Up to $2,000,000 of such loans may be convertible into warrants of the post Business Combination entity at a price of $1.00 per warrant at the option of the lender. The warrants would be identical to the Private Placement Warrants. Except as set forth above, the terms of such loans, if any, have not been determined and no written agreements exist with respect to such loans. There were no amounts outstanding under working capital loans at September 30, 2019 and December 31, 2018.

Note 4.  Related Party Transactions

Founder Shares

During the period ended March 28, 2018 (date of inception) through December 31, 2018, the Sponsor received 10,750,000 Class B ordinary shares, par value $0.0001 per share (the “Founder Shares”), in exchange for a capital contribution of $25,000.

Up to 5,000,000 Class B ordinary shares were subject to forfeiture by the Sponsor and anchor investors ratably to the extent the aggregate amount committed to be purchased pursuant to the Forward Purchase Agreements would be less than $200,000,000.

On June 12, 2018, the Sponsor forfeited 475,000 Founder Shares for no consideration in connection with the Forward Purchase Agreements totaling $181,000,000 rather than $200,000,000. In June 2018, the Company effected two share capitalizations resulting in an aggregate of 11,712,500 Class B ordinary shares outstanding, of which the Sponsor and the anchor investors hold an aggregate of 9,450,000 and 2,262,500 shares, respectively. All share amounts have been retroactively restated to reflect the share capitalizations.

Subequent to the closing of the Initial Public Offering, the Sponsor transferred 10,000 Founder Shares to independent director, Edward Leong Che-hung, and 5,000 Founder Shares to each of two trusts for the benefit of family members of David Johnson in connection Messrs. Leong and Johnson’s service as directors.

The Founder Shares are identical to the public shares except that the Founder Shares are subject to certain transfer restrictions, as described in more detail below.

If the underwriters did not exercise their over-allotment option in full, the Sponsor would have forfeited up to 937,500 Founder Shares for no consideration. On July 3, 2018, the underwriters exercised the over-allotment option in full; thus, these shares were no longer subject to forfeiture.

The Sponsor, Antony Leung and Carl Wu have agreed not to transfer, assign or sell any of its or his Founder Shares and any Class A ordinary shares issued upon conversion thereof until the earlier of (a) one year after the completion of the initial Business Combination with respect to 50% of its or his Founder Shares and any Class A ordinary shares issued upon conversion thereof, (b) two years after the completion of the initial Business Combination with respect to the remaining 50% of its or his Founder Shares and any Class A ordinary shares issued upon conversion thereof, and (c) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction after the initial Business Combination that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property. The Anchor Investors and the members of the Company’s management team (other than Antony Leung and Carl Wu) have agreed to not transfer, assign or sell any of their Founder Shares and any Class A ordinary shares issued upon conversion thereof until the earlier of (A) one year after the completion of our initial Business Combination or (B) subsequent to the initial Business Combination, if (x) the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

Private Placement Warrants

Upon the closing of the Initial Public Offering on July 3, 2018, the Sponsor purchased an aggregate of 7,750,000 private placement warrants, each exercisable to purchase one Class A ordinary share at $11.50 per share (the “Private Placement Warrants”), at a price of $1.00 per warrant ($7,750,000 in the aggregate).

Each Private Placement Warrant entitles the holder to purchase one Class A ordinary share at $11.50 per share. The purchase price of the Private Placement Warrants was added to the proceeds from the Initial Public Offering held in the Trust Account pending completion of the Company’s initial Business Combination. The Private Placement Warrants (including the Class A ordinary shares issuable upon exercise of the Private Placement Warrants) will not be transferable, assignable or salable until 30 days after the completion of the initial Business Combination and they will be non-redeemable so long as they are held by the Sponsor or its permitted transferees. If the Private Placement Warrants are held by someone other than the Sponsor or its permitted transferees, the Private Placement Warrants will be redeemable by the Company at its option and exercisable by such holders on the same basis as the warrants included in the Units being sold in this offering. Otherwise, the Private Placement Warrants have terms and provisions that are identical to those of the Warrants being sold as part of the Units in this offering and have no net cash settlement provisions.

Forward Purchase Agreement

Effective June 4, 2018, the Company entered into Forward Purchase Agreements with the anchor investors, pursuant to which the anchor investors agreed to purchase an aggregate of 18,100,000 Class A ordinary shares plus 4,525,000 redeemable warrants for an aggregate purchase price of $181 million in a private placement to close concurrently with the closing of the initial Business Combination. The forward purchase warrants will have the same terms as the Public Warrants sold in the Initial Public Offering. The Sponsor transferred 2,262,500 Founder Shares to the anchor investors on June 19, 2018 as an inducement to enter into the Forward Purchase Agreements for no cash consideration. The Company entered into an additional Forward Purchase Agreement as of June 29, 2018, with an accredited investor providing for the purchase of 900,000 Class A ordinary shares, plus 225,000 forward purchase warrants, for an aggregate purchase price of $9.0 million, or $10.00 per Class A ordinary share, in a private placement to close concurrently with the closing of the initial Business Combination. As an inducement to such accredited investor to enter into the Forward Purchase Agreement, the Company will issue an aggregate of 112,500 Class B ordinary shares to the accredited investor for nominal cash consideration upon the completion of the initial Business Combination. The obligations under the Forward Purchase Agreements do not depend on whether any public shareholders redeem their shares and provide the Company with a minimum funding level for the initial Business Combination.

Registration Rights

Pursuant to a registration rights agreement to be entered into concurrently with the closing of the Initial Public Offering, the holders of the Private Placement Warrants, the warrants that may be issued upon conversion of the working capital loans, and the Founder Shares will be entitled to registration rights with respect to such warrants and the Class A ordinary shares underlying such warrants and Founder Shares. These holders will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities for sale under the Securities Act. In addition, these holders will have “piggy-back” registration rights to include their securities in other registration statements filed by the Company. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the lock-up period applicable to the securities to be covered by such registration statement.

Related Party Loans and Advance Related to Initial Public Offering

The Sponsor agreed to loan the Company an aggregate of $300,000 to cover expenses related to the Initial Public Offering pursuant to a promissory note (the “Note”). This loan was non-interest bearing and payable on the earlier of December 31, 2018 or the completion of the Initial Public Offering. The Company borrowed an aggregate of $100,000 under the Note and repaid this amount on July 3, 2018.

In connection with the Initial Public Offering and the purchase of the Private Placement Warrants, the Sponsor, paid an excess amount of $2,800,000 to the Company. In the meantime, the Sponsor, through its affiliate, paid $146,404 for offering costs related to Initial Public Offering. Both of these transactions were repaid by the Company to the Sponsor and the affiliate on July 3, 2018, respectively.

Administrative Services Agreement

The Company has agreed to pay $10,000 per month to an affiliate of the Sponsor for office space, secretarial and administrative services provided to members of the Company’s management team. Upon completion of the initial Business Combination or the Company’s liquidation, the Company will cease paying such monthly fees. As of December 31, 2018, the Company incurred $61,000 under the administration services agreement for the period from June 28, 2018 through December 31, 2018, to the affiliate.

Working Capital Loans

In order to finance transaction costs in connection with an intended initial Business Combination, our Sponsor may, but is not obligated to, loan the Company funds as may be required. If the Company completes its initial Business Combination, the Company would repay such loaned amounts out of the proceeds of the Trust Account released to the Company. Otherwise, such loans would be repaid only out of funds held outside the Trust Account. In the event that the Company’s initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay such loaned amounts but no proceeds from the Trust Account would be used to repay such loaned amounts. Up to $2,000,000 of such loans may be convertible into warrants of the post Business Combination entity at a price of $1.00 per warrant at the option of the lender. The warrants would be identical to the Private Placement Warrants. Except as set forth above, the terms of such loans, if any, have not been determined and no written agreements exist with respect to such loans.